Shareholder Report	12 Months Ended
May 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	JOHN HANCOCK MUNICIPAL SECURITIES TRUST
Entity Central Index Key	0000857769
Document Period End Date	May 31, 2024
C000001874 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock High Yield Municipal Bond Fund
Class Name	Class A
Trading Symbol	JHTFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock High Yield Municipal Bond Fund (the fund) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Municipal Bond Fund (Class A/JHTFX)	$84	0.81%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
High Yield Municipal Bond Fund (Class A/JHTFX) returned 7.30% (excluding sales charges) for the year ended May 31, 2024. The most significant factors affecting Fund performance during the period included rising municipal bond yields, stronger-than-expected economic growth, and lowered expectations for interest rate cuts by the U.S. Federal Reserve. The meaningful outperformance of high-yield bonds within the municipal market was another key factor during the period.

TOP PERFORMANCE CONTRIBUTORS
Healthcare bonds | Bonds funding hospitals and continuing care retirement facilities were the leading contributors.
Education bonds | Bonds backing charter schools and higher education contributed the most in this sector.
Industrial development bonds | Bonds supporting economic and industrial development projects fared well amid better-than-expected economic conditions.
TOP PERFORMANCE DETRACTORS
Duration (interest rate sensitivity) | Rising municipal bond yields put downward pressure on municipal bond prices.
Electric utility bonds | The fund’s holdings of electric power bonds weighed on performance during the period.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
High Yield Municipal Bond Fund (Class A/JHTFX)	2.97%	0.25%	2.29%
High Yield Municipal Bond Fund (Class A/JHTFX)—excluding sales charge	7.30%	1.08%	2.71%
Bloomberg Municipal Bond Index	2.67%	0.93%	2.25%
Bloomberg High Yield Municipal Bond Index	8.19%	2.61%	4.22%

The Fund has designated Bloomberg Municipal Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 228,883,275
Holdings Count | Holding	300
Advisory Fees Paid, Amount	$ 791,691
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$228,883,275
Total number of portfolio holdings	300
Total advisory fees paid (net)	$791,691
Portfolio turnover rate	22%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total investments of the fund.
Sector Composition
General obligation bonds	10.9%
Revenue bonds	86.2%
Health care	20.2%
Development	19.0%
Education	17.7%
Other revenue	10.5%
Tobacco	4.2%
Housing	3.7%
Transportation	3.6%
Facilities	2.2%
Airport	1.9%
Pollution	1.5%
Utilities	0.9%
Water and sewer	0.8%
Corporate bonds	1.1%
Short-term investments	1.8%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-24 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
Material Fund Change [Text Block]
Material Fund Changes
Effective 10-1-23 the fund changed its objective from "To seek a high level of current income that is largely exempt from federal income tax, consistent with the preservation of capital." to "To seek a high level of income that is largely exempt from federal income taxes."
For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Material Fund Change Objectives [Text Block]
Effective 10-1-23 the fund changed its objective from "To seek a high level of current income that is largely exempt from federal income tax, consistent with the preservation of capital." to "To seek a high level of income that is largely exempt from federal income taxes."

Summary of Change Legend [Text Block]	For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.
Updated Prospectus Phone Number	800-225-5291
Updated Prospectus Web Address	jhinvestments.com/documents
C000178766 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Municipal Opportunities Fund
Class Name	Class I
Trading Symbol	JTBDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Municipal Opportunities Fund (the fund) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Municipal Opportunities Fund (Class I/JTBDX)	$57	0.56%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Municipal Opportunities Fund (Class I/JTBDX) returned 3.79% for the year ended May 31, 2024. The most significant factors affecting Fund performance during the period included rising municipal bond yields, stronger-than-expected economic growth, and lowered expectations for interest rate cuts by the U.S. Federal Reserve. Sector performance in the municipal market was also a key factor, with high-yield bonds outperforming by a significant margin during the period.

TOP PERFORMANCE CONTRIBUTORS
High-yield bonds | A position in high-yield securities provided a boost to Fund performance.
Healthcare bonds | Bonds funding hospitals and continuing care retirement facilities were the leading contributors.
Education bonds | Bonds backing charter schools and higher education contributed the most in this sector.
TOP PERFORMANCE DETRACTORS
Duration (interest rate sensitivity) | Rising bond yields put downward pressure on bond prices.
Selected hospital bonds | Although the hospital sector performed well overall, several individual holdings in the sector detracted from performance.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Municipal Opportunities Fund (Class I/JTBDX)	3.79%	1.15%	2.26%
Bloomberg Municipal Bond Index	2.67%	0.93%	2.25%

The Fund has designated Bloomberg Municipal Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Class I shares were first offered on 2-13-17. Returns prior to this date are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,133,364,555
Holdings Count | Holding	907
Advisory Fees Paid, Amount	$ 4,849,418
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,133,364,555
Total number of portfolio holdings	907
Total advisory fees paid (net)	$4,849,418
Portfolio turnover rate	50%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total investments of the fund.
Sector Composition
General obligation bonds	14.3%
Revenue bonds	85.1%
Other revenue	23.3%
Health care	18.4%
Education	9.6%
Development	7.7%
Airport	6.7%
Transportation	5.1%
Utilities	4.5%
Water and sewer	4.5%
Housing	2.5%
Tobacco	1.2%
Pollution	1.2%
Facilities	0.4%
Closed-end funds	0.3%
Corporate bonds	0.3%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-24 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000001879 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Municipal Opportunities Fund
Class Name	Class C
Trading Symbol	TBMBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Municipal Opportunities Fund (the fund) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Municipal Opportunities Fund (Class C/TBMBX)	$148	1.46%

Expenses Paid, Amount	$ 148
Expense Ratio, Percent	1.46%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Municipal Opportunities Fund (Class C/TBMBX) returned 2.86% (excluding sales charges) for the year ended May 31, 2024. The most significant factors affecting Fund performance during the period included rising municipal bond yields, stronger-than-expected economic growth, and lowered expectations for interest rate cuts by the U.S. Federal Reserve. Sector performance in the municipal market was also a key factor, with high-yield bonds outperforming by a significant margin during the period.

TOP PERFORMANCE CONTRIBUTORS
High-yield bonds | A position in high-yield securities provided a boost to Fund performance.
Healthcare bonds | Bonds funding hospitals and continuing care retirement facilities were the leading contributors.
Education bonds | Bonds backing charter schools and higher education contributed the most in this sector.
TOP PERFORMANCE DETRACTORS
Duration (interest rate sensitivity) | Rising bond yields put downward pressure on bond prices.
Selected hospital bonds | Although the hospital sector performed well overall, several individual holdings in the sector detracted from performance.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Municipal Opportunities Fund (Class C/TBMBX)	1.86%	0.24%	1.39%
Municipal Opportunities Fund (Class C/TBMBX)—excluding sales charge	2.86%	0.24%	1.39%
Bloomberg Municipal Bond Index	2.67%	0.93%	2.25%

The Fund has designated Bloomberg Municipal Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,133,364,555
Holdings Count | Holding	907
Advisory Fees Paid, Amount	$ 4,849,418
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,133,364,555
Total number of portfolio holdings	907
Total advisory fees paid (net)	$4,849,418
Portfolio turnover rate	50%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total investments of the fund.
Sector Composition
General obligation bonds	14.3%
Revenue bonds	85.1%
Other revenue	23.3%
Health care	18.4%
Education	9.6%
Development	7.7%
Airport	6.7%
Transportation	5.1%
Utilities	4.5%
Water and sewer	4.5%
Housing	2.5%
Tobacco	1.2%
Pollution	1.2%
Facilities	0.4%
Closed-end funds	0.3%
Corporate bonds	0.3%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-24 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000193019 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Municipal Opportunities Fund
Class Name	Class R6
Trading Symbol	JTMRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Municipal Opportunities Fund (the fund) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Municipal Opportunities Fund (Class R6/JTMRX)	$56	0.55%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Municipal Opportunities Fund (Class R6/JTMRX) returned 3.92% for the year ended May 31, 2024. The most significant factors affecting Fund performance during the period included rising municipal bond yields, stronger-than-expected economic growth, and lowered expectations for interest rate cuts by the U.S. Federal Reserve. Sector performance in the municipal market was also a key factor, with high-yield bonds outperforming by a significant margin during the period.

TOP PERFORMANCE CONTRIBUTORS
High-yield bonds | A position in high-yield securities provided a boost to Fund performance.
Healthcare bonds | Bonds funding hospitals and continuing care retirement facilities were the leading contributors.
Education bonds | Bonds backing charter schools and higher education contributed the most in this sector.
TOP PERFORMANCE DETRACTORS
Duration (interest rate sensitivity) | Rising bond yields put downward pressure on bond prices.
Selected hospital bonds | Although the hospital sector performed well overall, several individual holdings in the sector detracted from performance.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Municipal Opportunities Fund (Class R6/JTMRX)	3.92%	1.18%	2.27%
Bloomberg Municipal Bond Index	2.67%	0.93%	2.25%

The Fund has designated Bloomberg Municipal Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Class R6 shares were first offered on 8-30-17. Returns prior to this date are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,133,364,555
Holdings Count | Holding	907
Advisory Fees Paid, Amount	$ 4,849,418
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,133,364,555
Total number of portfolio holdings	907
Total advisory fees paid (net)	$4,849,418
Portfolio turnover rate	50%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total investments of the fund.
Sector Composition
General obligation bonds	14.3%
Revenue bonds	85.1%
Other revenue	23.3%
Health care	18.4%
Education	9.6%
Development	7.7%
Airport	6.7%
Transportation	5.1%
Utilities	4.5%
Water and sewer	4.5%
Housing	2.5%
Tobacco	1.2%
Pollution	1.2%
Facilities	0.4%
Closed-end funds	0.3%
Corporate bonds	0.3%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-24 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000001877 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Municipal Opportunities Fund
Class Name	Class A
Trading Symbol	TAMBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Municipal Opportunities Fund (the fund) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Municipal Opportunities Fund (Class A/TAMBX)	$72	0.71%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Municipal Opportunities Fund (Class A/TAMBX) returned 3.64% (excluding sales charges) for the year ended May 31, 2024. The most significant factors affecting Fund performance during the period included rising municipal bond yields, stronger-than-expected economic growth, and lowered expectations for interest rate cuts by the U.S. Federal Reserve. Sector performance in the municipal market was also a key factor, with high-yield bonds outperforming by a significant margin during the period.

TOP PERFORMANCE CONTRIBUTORS
High-yield bonds | A position in high-yield securities provided a boost to Fund performance.
Healthcare bonds | Bonds funding hospitals and continuing care retirement facilities were the leading contributors.
Education bonds | Bonds backing charter schools and higher education contributed the most in this sector.
TOP PERFORMANCE DETRACTORS
Duration (interest rate sensitivity) | Rising bond yields put downward pressure on bond prices.
Selected hospital bonds | Although the hospital sector performed well overall, several individual holdings in the sector detracted from performance.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Municipal Opportunities Fund (Class A/TAMBX)	(0.51)%	0.18%	1.72%
Municipal Opportunities Fund (Class A/TAMBX)—excluding sales charge	3.64%	1.00%	2.14%
Bloomberg Municipal Bond Index	2.67%	0.93%	2.25%

The Fund has designated Bloomberg Municipal Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,133,364,555
Holdings Count | Holding	907
Advisory Fees Paid, Amount	$ 4,849,418
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,133,364,555
Total number of portfolio holdings	907
Total advisory fees paid (net)	$4,849,418
Portfolio turnover rate	50%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total investments of the fund.
Sector Composition
General obligation bonds	14.3%
Revenue bonds	85.1%
Other revenue	23.3%
Health care	18.4%
Education	9.6%
Development	7.7%
Airport	6.7%
Transportation	5.1%
Utilities	4.5%
Water and sewer	4.5%
Housing	2.5%
Tobacco	1.2%
Pollution	1.2%
Facilities	0.4%
Closed-end funds	0.3%
Corporate bonds	0.3%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-24 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000193018 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock High Yield Municipal Bond Fund
Class Name	Class R6
Trading Symbol	JCTRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock High Yield Municipal Bond Fund (the fund) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Municipal Bond Fund (Class R6/JCTRX)	$67	0.65%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
High Yield Municipal Bond Fund (Class R6/JCTRX) returned 7.30% for the year ended May 31, 2024. The most significant factors affecting Fund performance during the period included rising municipal bond yields, stronger-than-expected economic growth, and lowered expectations for interest rate cuts by the U.S. Federal Reserve. The meaningful outperformance of high-yield bonds within the municipal market was another key factor during the period.

TOP PERFORMANCE CONTRIBUTORS
Healthcare bonds | Bonds funding hospitals and continuing care retirement facilities were the leading contributors.
Education bonds | Bonds backing charter schools and higher education contributed the most in this sector.
Industrial development bonds | Bonds supporting economic and industrial development projects fared well amid better-than-expected economic conditions.
TOP PERFORMANCE DETRACTORS
Duration (interest rate sensitivity) | Rising municipal bond yields put downward pressure on municipal bond prices.
Electric utility bonds | The fund’s holdings of electric power bonds weighed on performance during the period.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
High Yield Municipal Bond Fund (Class R6/JCTRX)	7.30%	1.24%	2.83%
Bloomberg Municipal Bond Index	2.67%	0.93%	2.25%
Bloomberg High Yield Municipal Bond Index	8.19%	2.61%	4.22%

The Fund has designated Bloomberg Municipal Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Class R6 shares were first offered on 8-30-17. Returns prior to this date are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 228,883,275
Holdings Count | Holding	300
Advisory Fees Paid, Amount	$ 791,691
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$228,883,275
Total number of portfolio holdings	300
Total advisory fees paid (net)	$791,691
Portfolio turnover rate	22%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total investments of the fund.
Sector Composition
General obligation bonds	10.9%
Revenue bonds	86.2%
Health care	20.2%
Development	19.0%
Education	17.7%
Other revenue	10.5%
Tobacco	4.2%
Housing	3.7%
Transportation	3.6%
Facilities	2.2%
Airport	1.9%
Pollution	1.5%
Utilities	0.9%
Water and sewer	0.8%
Corporate bonds	1.1%
Short-term investments	1.8%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-24 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
Material Fund Change [Text Block]
Material Fund Changes
Effective 10-1-23 the fund changed its objective from "To seek a high level of current income that is largely exempt from federal income tax, consistent with the preservation of capital." to "To seek a high level of income that is largely exempt from federal income taxes."
For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Material Fund Change Objectives [Text Block]
Effective 10-1-23 the fund changed its objective from "To seek a high level of current income that is largely exempt from federal income tax, consistent with the preservation of capital." to "To seek a high level of income that is largely exempt from federal income taxes."

Summary of Change Legend [Text Block]	For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.
Updated Prospectus Phone Number	800-225-5291
Updated Prospectus Web Address	jhinvestments.com/documents
C000001876 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock High Yield Municipal Bond Fund
Class Name	Class C
Trading Symbol	JCTFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock High Yield Municipal Bond Fund (the fund) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Municipal Bond Fund (Class C/JCTFX)	$161	1.56%

Expenses Paid, Amount	$ 161
Expense Ratio, Percent	1.56%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
High Yield Municipal Bond Fund (Class C/JCTFX) returned 6.50% (excluding sales charges) for the year ended May 31, 2024. The most significant factors affecting Fund performance during the period included rising municipal bond yields, stronger-than-expected economic growth, and lowered expectations for interest rate cuts by the U.S. Federal Reserve. The meaningful outperformance of high-yield bonds within the municipal market was another key factor during the period.

TOP PERFORMANCE CONTRIBUTORS
Healthcare bonds | Bonds funding hospitals and continuing care retirement facilities were the leading contributors.
Education bonds | Bonds backing charter schools and higher education contributed the most in this sector.
Industrial development bonds | Bonds supporting economic and industrial development projects fared well amid better-than-expected economic conditions.
TOP PERFORMANCE DETRACTORS
Duration (interest rate sensitivity) | Rising municipal bond yields put downward pressure on municipal bond prices.
Electric utility bonds | The fund’s holdings of electric power bonds weighed on performance during the period.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
High Yield Municipal Bond Fund (Class C/JCTFX)	5.50%	0.33%	1.94%
High Yield Municipal Bond Fund (Class C/JCTFX)—excluding sales charge	6.50%	0.33%	1.94%
Bloomberg Municipal Bond Index	2.67%	0.93%	2.25%
Bloomberg High Yield Municipal Bond Index	8.19%	2.61%	4.22%

The Fund has designated Bloomberg Municipal Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 228,883,275
Holdings Count | Holding	300
Advisory Fees Paid, Amount	$ 791,691
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$228,883,275
Total number of portfolio holdings	300
Total advisory fees paid (net)	$791,691
Portfolio turnover rate	22%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total investments of the fund.
Sector Composition
General obligation bonds	10.9%
Revenue bonds	86.2%
Health care	20.2%
Development	19.0%
Education	17.7%
Other revenue	10.5%
Tobacco	4.2%
Housing	3.7%
Transportation	3.6%
Facilities	2.2%
Airport	1.9%
Pollution	1.5%
Utilities	0.9%
Water and sewer	0.8%
Corporate bonds	1.1%
Short-term investments	1.8%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-24 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
Material Fund Change [Text Block]
Material Fund Changes
Effective 10-1-23 the fund changed its objective from "To seek a high level of current income that is largely exempt from federal income tax, consistent with the preservation of capital." to "To seek a high level of income that is largely exempt from federal income taxes."
For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Material Fund Change Objectives [Text Block]
Effective 10-1-23 the fund changed its objective from "To seek a high level of current income that is largely exempt from federal income tax, consistent with the preservation of capital." to "To seek a high level of income that is largely exempt from federal income taxes."

Summary of Change Legend [Text Block]	For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.
Updated Prospectus Phone Number	800-225-5291
Updated Prospectus Web Address	jhinvestments.com/documents
C000178765 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock High Yield Municipal Bond Fund
Class Name	Class I
Trading Symbol	JHYMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock High Yield Municipal Bond Fund (the fund) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Municipal Bond Fund (Class I/JHYMX)	$68	0.66%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
High Yield Municipal Bond Fund (Class I/JHYMX) returned 7.45% for the year ended May 31, 2024. The most significant factors affecting Fund performance during the period included rising municipal bond yields, stronger-than-expected economic growth, and lowered expectations for interest rate cuts by the U.S. Federal Reserve. The meaningful outperformance of high-yield bonds within the municipal market was another key factor during the period.

TOP PERFORMANCE CONTRIBUTORS
Healthcare bonds | Bonds funding hospitals and continuing care retirement facilities were the leading contributors.
Education bonds | Bonds backing charter schools and higher education contributed the most in this sector.
Industrial development bonds | Bonds supporting economic and industrial development projects fared well amid better-than-expected economic conditions.
TOP PERFORMANCE DETRACTORS
Duration (interest rate sensitivity) | Rising municipal bond yields put downward pressure on municipal bond prices.
Electric utility bonds | The fund’s holdings of electric power bonds weighed on performance during the period.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
High Yield Municipal Bond Fund (Class I/JHYMX)	7.45%	1.24%	2.83%
Bloomberg Municipal Bond Index	2.67%	0.93%	2.25%
Bloomberg High Yield Municipal Bond Index	8.19%	2.61%	4.22%

The Fund has designated Bloomberg Municipal Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Class I shares were first offered on 2-13-17. Returns prior to this date are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 228,883,275
Holdings Count | Holding	300
Advisory Fees Paid, Amount	$ 791,691
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$228,883,275
Total number of portfolio holdings	300
Total advisory fees paid (net)	$791,691
Portfolio turnover rate	22%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total investments of the fund.
Sector Composition
General obligation bonds	10.9%
Revenue bonds	86.2%
Health care	20.2%
Development	19.0%
Education	17.7%
Other revenue	10.5%
Tobacco	4.2%
Housing	3.7%
Transportation	3.6%
Facilities	2.2%
Airport	1.9%
Pollution	1.5%
Utilities	0.9%
Water and sewer	0.8%
Corporate bonds	1.1%
Short-term investments	1.8%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-24 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
Material Fund Change [Text Block]
Material Fund Changes
Effective 10-1-23 the fund changed its objective from "To seek a high level of current income that is largely exempt from federal income tax, consistent with the preservation of capital." to "To seek a high level of income that is largely exempt from federal income taxes."
For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Material Fund Change Objectives [Text Block]
Effective 10-1-23 the fund changed its objective from "To seek a high level of current income that is largely exempt from federal income tax, consistent with the preservation of capital." to "To seek a high level of income that is largely exempt from federal income taxes."

Summary of Change Legend [Text Block]	For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.
Updated Prospectus Phone Number	800-225-5291
Updated Prospectus Web Address	jhinvestments.com/documents
C000236446 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Short Duration Municipal Opportunities Fund
Class Name	Class A
Trading Symbol	JHSFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Short Duration Municipal Opportunities Fund (the fund) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short Duration Municipal Opportunities Fund (Class A/JHSFX)	$62	0.60%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Short Duration Municipal Opportunities Fund (Class A/JHSFX) returned 6.16% (excluding sales charges) for the year ended May 31, 2024. The most significant factors affecting Fund performance during the period included rising municipal bond yields, stronger-than-expected economic growth, and lowered expectations for interest rate cuts by the U.S. Federal Reserve. Sector performance in the municipal market was also a key factor, with high-yield bonds outperforming by a significant margin during the period.

TOP PERFORMANCE CONTRIBUTORS
High-yield municipal bonds | A noteworthy position in high-yield securities provided a boost to Fund performance.
Healthcare bonds | Bonds funding hospitals and continuing care retirement facilities were leading contributors.
Education bonds | Bonds backing charter schools and higher education contributed the most in this sector.
TOP PERFORMANCE DETRACTORS
Duration (interest rate sensitivity) | Rising municipal bond yields put downward pressure on municipal bond prices.
School district bonds | General obligation bonds issued by school districts weighed on performance.
Tax-backed district bonds | Bonds funding municipal utility districts detracted the most in this sector.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since inception
Short Duration Municipal Opportunities Fund (Class A/JHSFX)	3.74%	2.75%
Short Duration Municipal Opportunities Fund (Class A/JHSFX)—excluding sales charge	6.16%	3.94%
Bloomberg Municipal Bond Index	2.67%	1.69%
Bloomberg Municipal 1-5 Year Index	2.53%	1.27%

The Fund has designated Bloomberg Municipal Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.

Performance Inception Date	Jun. 09, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 33,345,509
Holdings Count | Holding	131
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	255.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$33,345,509
Total number of portfolio holdings	131
Total advisory fees paid (net)	$0
Portfolio turnover rate	255%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total investments of the fund.
Sector Composition
General obligation bonds	16.1%
Revenue bonds	83.1%
Health care	19.0%
Other revenue	17.2%
Development	13.1%
Education	11.6%
Airport	9.3%
Utilities	4.0%
Housing	3.3%
Transportation	2.5%
Pollution	1.8%
Water and sewer	1.3%
Short-term investments	0.8%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-24 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000236447 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Short Duration Municipal Opportunities Fund
Class Name	Class C
Trading Symbol	JHSHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Short Duration Municipal Opportunities Fund (the fund) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short Duration Municipal Opportunities Fund (Class C/JHSHX)	$139	1.35%

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Short Duration Municipal Opportunities Fund (Class C/JHSHX) returned 5.27% (excluding sales charges) for the year ended May 31, 2024. The most significant factors affecting Fund performance during the period included rising municipal bond yields, stronger-than-expected economic growth, and lowered expectations for interest rate cuts by the U.S. Federal Reserve. Sector performance in the municipal market was also a key factor, with high-yield bonds outperforming by a significant margin during the period.

TOP PERFORMANCE CONTRIBUTORS
High-yield municipal bonds | A noteworthy position in high-yield securities provided a boost to Fund performance.
Healthcare bonds | Bonds funding hospitals and continuing care retirement facilities were leading contributors.
Education bonds | Bonds backing charter schools and higher education contributed the most in this sector.
TOP PERFORMANCE DETRACTORS
Duration (interest rate sensitivity) | Rising municipal bond yields put downward pressure on municipal bond prices.
School district bonds | General obligation bonds issued by school districts weighed on performance.
Tax-backed district bonds | Bonds funding municipal utility districts detracted the most in this sector.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since inception
Short Duration Municipal Opportunities Fund (Class C/JHSHX)	4.27%	3.12%
Short Duration Municipal Opportunities Fund (Class C/JHSHX)—excluding sales charge	5.27%	3.12%
Bloomberg Municipal Bond Index	2.67%	1.69%
Bloomberg Municipal 1-5 Year Index	2.53%	1.27%

The Fund has designated Bloomberg Municipal Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.

Performance Inception Date	Jun. 09, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 33,345,509
Holdings Count | Holding	131
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	255.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$33,345,509
Total number of portfolio holdings	131
Total advisory fees paid (net)	$0
Portfolio turnover rate	255%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total investments of the fund.
Sector Composition
General obligation bonds	16.1%
Revenue bonds	83.1%
Health care	19.0%
Other revenue	17.2%
Development	13.1%
Education	11.6%
Airport	9.3%
Utilities	4.0%
Housing	3.3%
Transportation	2.5%
Pollution	1.8%
Water and sewer	1.3%
Short-term investments	0.8%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-24 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000236448 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Short Duration Municipal Opportunities Fund
Class Name	Class I
Trading Symbol	JHSJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Short Duration Municipal Opportunities Fund (the fund) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short Duration Municipal Opportunities Fund (Class I/JHSJX)	$46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Short Duration Municipal Opportunities Fund (Class I/JHSJX) returned 6.32% for the year ended May 31, 2024. The most significant factors affecting Fund performance during the period included rising municipal bond yields, stronger-than-expected economic growth, and lowered expectations for interest rate cuts by the U.S. Federal Reserve. Sector performance in the municipal market was also a key factor, with high-yield bonds outperforming by a significant margin during the period.

TOP PERFORMANCE CONTRIBUTORS
High-yield municipal bonds | A noteworthy position in high-yield securities provided a boost to Fund performance.
Healthcare bonds | Bonds funding hospitals and continuing care retirement facilities were leading contributors.
Education bonds | Bonds backing charter schools and higher education contributed the most in this sector.
TOP PERFORMANCE DETRACTORS
Duration (interest rate sensitivity) | Rising municipal bond yields put downward pressure on municipal bond prices.
School district bonds | General obligation bonds issued by school districts weighed on performance.
Tax-backed district bonds | Bonds funding municipal utility districts detracted the most in this sector.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since inception
Short Duration Municipal Opportunities Fund (Class I/JHSJX)	6.32%	4.09%
Bloomberg Municipal Bond Index	2.67%	1.69%
Bloomberg Municipal 1-5 Year Index	2.53%	1.27%

The Fund has designated Bloomberg Municipal Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.

Performance Inception Date	Jun. 09, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 33,345,509
Holdings Count | Holding	131
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	255.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$33,345,509
Total number of portfolio holdings	131
Total advisory fees paid (net)	$0
Portfolio turnover rate	255%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total investments of the fund.
Sector Composition
General obligation bonds	16.1%
Revenue bonds	83.1%
Health care	19.0%
Other revenue	17.2%
Development	13.1%
Education	11.6%
Airport	9.3%
Utilities	4.0%
Housing	3.3%
Transportation	2.5%
Pollution	1.8%
Water and sewer	1.3%
Short-term investments	0.8%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-24 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000236445 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Short Duration Municipal Opportunities Fund
Class Name	Class R6
Trading Symbol	JHSKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Short Duration Municipal Opportunities Fund (the fund) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short Duration Municipal Opportunities Fund (Class R6/JHSKX)	$45	0.44%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Short Duration Municipal Opportunities Fund (Class R6/JHSKX) returned 6.33% for the year ended May 31, 2024. The most significant factors affecting Fund performance during the period included rising municipal bond yields, stronger-than-expected economic growth, and lowered expectations for interest rate cuts by the U.S. Federal Reserve. Sector performance in the municipal market was also a key factor, with high-yield bonds outperforming by a significant margin during the period.

TOP PERFORMANCE CONTRIBUTORS
High-yield municipal bonds | A noteworthy position in high-yield securities provided a boost to Fund performance.
Healthcare bonds | Bonds funding hospitals and continuing care retirement facilities were leading contributors.
Education bonds | Bonds backing charter schools and higher education contributed the most in this sector.
TOP PERFORMANCE DETRACTORS
Duration (interest rate sensitivity) | Rising municipal bond yields put downward pressure on municipal bond prices.
School district bonds | General obligation bonds issued by school districts weighed on performance.
Tax-backed district bonds | Bonds funding municipal utility districts detracted the most in this sector.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since inception
Short Duration Municipal Opportunities Fund (Class R6/JHSKX)	6.33%	4.11%
Bloomberg Municipal Bond Index	2.67%	1.69%
Bloomberg Municipal 1-5 Year Index	2.53%	1.27%

The Fund has designated Bloomberg Municipal Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.

Performance Inception Date	Jun. 09, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 33,345,509
Holdings Count | Holding	131
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	255.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$33,345,509
Total number of portfolio holdings	131
Total advisory fees paid (net)	$0
Portfolio turnover rate	255%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total investments of the fund.
Sector Composition
General obligation bonds	16.1%
Revenue bonds	83.1%
Health care	19.0%
Other revenue	17.2%
Development	13.1%
Education	11.6%
Airport	9.3%
Utilities	4.0%
Housing	3.3%
Transportation	2.5%
Pollution	1.8%
Water and sewer	1.3%
Short-term investments	0.8%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-24 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.